SCHEDULE OF LONG TERM BORROWINGS (Details) (Parenthetical)	1 Months Ended
	Jul. 31, 2025 USD ($)	Jun. 30, 2026 USD ($)	May 29, 2026 USD ($)	May 29, 2026 CNY (¥)	Jul. 31, 2025 CNY (¥)	Jun. 30, 2025 USD ($)
Line of Credit Facility [Line Items]
Long term debt current		$ 324,240
Long term debt non current		$ 1,591,723				$ 418,784
One Year Credit Facility [Member] | Bank of Jiangsu [Member]
Line of Credit Facility [Line Items]
Line of credit	$ 418,784				¥ 3,000,000.0
Long term debt description	original maturity date, extending the maturity dates to June 30, 2027 and July 1, 2027.
One Year Credit Facility [Member] | Bank of Jiangsu [Member] | June 30 2027 [Member]
Line of Credit Facility [Line Items]
Long term debt current	$ 294,764				2,000,000.0
One Year Credit Facility [Member] | Bank of Jiangsu [Member] | July 1 2027 [Member]
Line of Credit Facility [Line Items]
Long term debt non current	$ 147,381				¥ 1,000,000.0
Two Year Credit Facility [Member] | Bank Of China [Member]
Line of Credit Facility [Line Items]
Line of credit			$ 736,909	¥ 5,000,000.0
Two Year Credit Facility [Member] | Bank Of China [Member] | May 21 2027 [Member]
Line of Credit Facility [Line Items]
Long term debt current			14,738	100,000
Two Year Credit Facility [Member] | Bank Of China [Member] | June 29 2028 [Member]
Line of Credit Facility [Line Items]
Long term debt non current			722,171	4,900,000
Three Year Credit Facility [Member] | Bank Of China [Member]
Line of Credit Facility [Line Items]
Line of credit			736,909	5,000,000.0
Three Year Credit Facility [Member] | Bank Of China [Member] | May 21 2027 [Member]
Line of Credit Facility [Line Items]
Long term debt current			14,738	100,000
Three Year Credit Facility [Member] | Bank Of China [Member] | June 29 2029 [Member]
Line of Credit Facility [Line Items]
Long term debt non current			$ 722,171	¥ 4,900,000